Income Taxes - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Jurisdiction	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Other comprehensive income (loss), tax	$ (3,371,000,000)	$ 2,740,000,000	$ (1,342,000,000)
Tax effect on common stock and additional paid in capital from employee stock purchase plan activity	(35,000,000)	(128,000,000)	(277,000,000)
Unrecognized tax benefits that would impact effective rate	700,000,000	2,500,000,000	3,100,000,000
Number of jurisdictions for filing income tax returns (more than)	100
Unrecognized tax benefits is reasonable possible, amount of unrecorded benefit	(400,000,000)
Penalties and interest expense	(196,000,000)	127,000,000	99,000,000
Penalties and interest accured	455,000,000	888,000,000
Undistributed earnings of foreign subsidiaries	17,200,000,000
Deferred tax liabilities, undistributed foreign earnings	$ 4,500,000,000